PORT PREFERRED STOCK - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended			36 Months Ended	121 Months Ended
	Nov. 22, 2019	Nov. 06, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 14, 2012	Dec. 31, 2019	Dec. 31, 2022	Nov. 04, 2022	Dec. 31, 2021	Nov. 04, 2021	Nov. 04, 2020
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			10,000,000		10,000,000	10,000,000			10,000,000
Issuance of common stock			$ 262	$ 286	$ 835	$ 1,418	$ 8,666	$ 561,700	$ 561,700
Preferred Class A | Pacific Oak Residential Trust, Inc.
Class of Stock [Line Items]
Issuance of common stock (in shares)		15,000
Preferred stock, shares authorized (in shares)		25,000,000
Issuance of common stock (in dollars per share)		$ 1,000
Issuance of common stock		$ 15,000
Dividend rate, percentage		6.00%
Percent of outstanding shares as benchmark for redemption		10.00%
Conversion price of preferred stock into common stock (in dollars per share)		$ 1,120
Preferred Class A | Pacific Oak Residential Trust, Inc. | If All Shares Are Not Redeemed
Class of Stock [Line Items]
Dividend rate, percentage		12.00%
Preferred Class A | Forecast | Pacific Oak Residential Trust, Inc.
Class of Stock [Line Items]
Issuance of common stock (in dollars per share)											$ 1,120		$ 1,000
Preferred stock, redemption price (in dollars per share)														$ 1,120
Preferred Class B | Pacific Oak Residential Trust, Inc.
Class of Stock [Line Items]
Issuance of common stock (in shares)	125
Issuance of common stock (in dollars per share)	$ 1,000
Issuance of common stock	$ 100
Dividend rate, percentage	12.50%
Preferred Class B | Forecast | Pacific Oak Residential Trust, Inc.
Class of Stock [Line Items]
Issuance of common stock (in dollars per share)										$ 1,000		$ 1,050